Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data

Note 19: Quarterly Financial Data (Unaudited)

The following is a summary of the Company’s consolidated quarterly results of operations for each of the years ended December 31, 2011 and 2010:

	2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Revenue	$21,218,416	$23,441,614	$27,350,283	$36,971,275
Gross margin	(1,518,969)	1,375,859	(25,126,342)	5,063,895
Net loss	(16,361,792)	(7,180,563)	(49,084,542)	(17,807,671)
Basic and diluted net loss per weighted average common share	$(0.10)	$(0.04)	$(0.25)	$(0.09)

	2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Revenue	$5,433,944	$9,759,159	$15,137,902	$22,838,008
Gross margin	1,122,500	(774,671)	(1,658,756)	(4,541,911)
Net loss	(13,593,828)	(112,082,211)	(56,698,794)	(112,764,106)
Basic and diluted net loss per weighted average common share	$(0.47)	$(3.70)	$(1.85)	$(1.32)